                                 UNITED STATES

                       Securities and Exchange Commission

                             Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X

 Post-Effective Amendment No. 22

              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

 Amendment No. 23

Matthew 25 Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 2479  Jenkintown, PA 19046

(Address of Principal Executive Offices)

215-884-4458

(Registrants Telephone Number)

Mark Mulholland      P.O. Box 2479  Jenkintown, PA 19046

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the

effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

   [X] immediately upon filing pursuant to paragraph (b) of rule 485

   [ ] on   May 1, 2011   pursuant to paragraph (b) of rule 485

   [ ] 60 days after filing pursuant to paragraph (a) of rule 485

   [ ] on   (date)  pursuant to paragraph (a) of rule 485

If appropriate, check the following box:

   [ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the

     Investment Company Act of 1940, the MATTHEW 25 FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration

     Statement under rule 485 and has duly caused this amendment to the

     Registration Statement to be signed on its behalf by the undersigned,

     duly authorized, in the Borough of Jenkintown of the State of Pennsylvania,

     as of May 17, 2011.

                                                  MATTHEW 25 FUND, INC.

                                                  /s/ Mark Mulholland

                                                  Mark Mulholland,

                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date

/s/ Mark Mulholland        President, CEO and Director                5-17-11

/s/ Steven D. Buck         Director                                   5-17-11

/s/ Philip J. Cinelli      Director                                   5-17-11

/s/ Samuel B. Clement      Director                                   5-17-11

/s/ Linda Guendelsberger   Secretary and Director                     5-17-11

/s/ Scott A. Satell        Director                                   5-17-11

MATTHEW 25 FUND, INC.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase